Income taxes - Schedule of components of income before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Loss before income taxes	$ (106,420)	$ (16,007)	$ (13,534)
United States [Member]
Income Tax Contingency [Line Items]
Loss before income taxes	(106,467)	(16,269)	(13,534)
Foreign [Member]
Income Tax Contingency [Line Items]
Loss before income taxes	$ 47	$ 262	$ 0